                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-06698

                       SCUDDER EQUITY 500 INDEX PORTFOLIO
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Equity 500 Index Fund

Annual Report to Shareholders

December 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder Equity 500 Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

Scudder Equity 500 Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. Additionally, the fund may not be able to mirror the S&P 500 index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. Please read this fund's prospectus for specific information regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary December 31, 2003

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

On May 19, 2003, the Investment Class of the fund was issued in conjunction with the combination of Equity 500 Index Fund - Investment (the "Acquired fund") and the fund. The Acquired fund was, and the fund is, a feeder fund investing all of its investable assets in the same master portfolio, the Scudder Equity 500 Index Portfolio. Returns shown prior to May 19, 2003 are the actual returns of the Acquired fund.

Average Annual Total Returns
Scudder Equity 500 Index Fund	1-Year	3-Year	5-Year	10-Year
Premier Class	28.45%	-4.17%	-.72%	10.98%
Investment Class	28.34%	-4.30%	-.85%	10.81%
S&P 500 Index+	28.68%	-4.05%	-.57%	11.07%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
	Investment Class	Premier Class
Net Asset Value: 12/31/03	$ 124.93	$ 126.22
5/19/03 (inception date of Investment Class shares) and 12/31/02 (Premier Class net asset value)	$ 106.22	$ 99.84
Distribution Information: Twelve Months: Income Dividends	$ 1.25	$ 1.80

Premier Class Lipper Rankings - S&P 500 Index Objective Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	21	of	168	13
3-Year	9	of	154	5
5-Year	11	of	97	11
10-Year	4	of	37	11

Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $5,000,000 Investment
[] Scudder Equity 500 Index Fund - Premier Class [] S&P 500 Index+

Yearly periods ended December 31

Comparative Results
Scudder Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Premier Class	Growth of $5,000,000	$6,422,500	$4,399,500	$4,822,500	$14,166,000
	Average annual total return	28.45%	-4.17%	-.72%	10.98%
S&P 500 Index+	Growth of $5,000,000	$6,434,000	$4,416,500	$4,859,000	$14,281,500
	Average annual total return	28.68%	-4.05%	-.57%	11.07%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

Growth of an Assumed $10,000 Investment
[] Scudder Equity 500 Index Fund - Investment Class [] S&P 500 Index+

Yearly periods ended December 31

Comparative Results
Scudder Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Investment Class	Growth of $10,000	$12,834	$8,764	$9,580	$27,918
	Average annual total return	28.34%	-4.30%	-.85%	10.81%
S&P 500 Index+	Growth of $10,000	$12,868	$8,833	$9,718	$28,563
	Average annual total return	28.68%	-4.05%	-.57%	11.07%

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Scudder Equity 500 Index Fund: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Equity 500 Index Portfolio, in which the fund invests all of its assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the portfolio. As of September 30, 2003, NTI had approximately $222 billion of assets under management.

A group of investment professionals is responsible for the day-to-day management of the portfolio.

In the following interview, Lead Portfolio Manager James Creighton discusses Scudder Equity 500 Index Portfolio's market environment and performance during the 12-month period ended December 31, 2003.

Q: How did Scudder Equity 500 Index Fund perform over 2003?

A: Scudder Equity 500 Index Fund tracked its benchmark, the Standard & Poor's 500 index, for the 12 months ended December 31, 2003.1 The fund produced a total return of 28.34% (Investment Class shares) for the annual period, compared with 28.68% for the benchmark. (Please see pages 3 through 5 for the performance of other share classes and more complete performance information.) The fund outperformed the Lipper S&P 500 Index Objective Funds category average annual return of 27.78%.2 The fund (Investment Class shares) ranked 30, 33, 32 and 9, respectively, for the one-, three-, five- and 10-year periods as of December 31, 2003. There were 168, 154, 97 and 37 funds, respectively, in the Lipper S&P 500 Index Objective Funds category.3 Rankings are based on the Fund's total returns with dividends reinvested.

1 "S&P 500" is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by the fund's investment advisor. The S&P 500 index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Index returns do not reflect fees and expenses, which have been deducted from the fund's return.
2 The Lipper S&P 500 Index Objective Funds category represents funds that are passively managed and commit by prospectus language to seek to replicate the performance of the S&P 500 index, including reinvested dividends. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
3 Source: Lipper Inc. Performance includes reinvestment and capital gains and is no guarantee of future results.

In addition, the fund's Premier and Investment Class shares received a 4-star Overall Morningstar Rating™ based on the fund's risk-adjusted performance as of December 31, 2003, out of 1,103 funds in the Large Blend category.4 Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its applicable 3-, 5- and 10-year Morningstar Rating metrics.

4 © 2004 Morningstar, Inc. All rights reserved. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this rating.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. This fund was rated 4 stars Overall, 3 stars for the 3-year, 3 stars for the 5-year and 4 stars for the 10-year periods ending 12/31/03. For these time periods, there were 1,103, 791 and 256 US-domiciled funds, respectively, in the Large Blend category. There were 1,103 funds in this category for the Overall Rating period. Ratings are for Class INV and PRMR shares.

The top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

Q: What were the primary factors affecting the US equity markets during the past 12 months?

A: In a welcome turnabout from the past three years, US equities gained ground for the 12 months ended December 31, 2003. Still, the S&P 500 index saw divergent performance within the annual period.

During the first quarter, the S&P 500 index declined 3.15%. After starting the New Year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the coming war with Iraq heightened. Economic activity slowed, as the geopolitical concerns reverberated throughout most sectors. Indeed, virtually every major indicator proved weaker than expected as full-year US gross domestic product (GDP) growth estimates continued to be reduced. In March, a "war relief" rally took place, erasing much of the quarter's decline, as investors grew optimistic that the war would not last long.

Standard & Poor's 500 index levels 1/1/03 to 12/31/03

Source: Deutsche Asset Management

Past performance is not indicative of future results. This chart is for illustrative purposes only and is not intended to be representative of the Scudder Equity 500 Index Fund's performance.

During the second quarter, the S&P 500 index increased 15.39%, marking the largest single quarterly gain for the index in more than four years. Economic and political conditions improved, leading investors to favor equities. A significant number of corporate earnings announcements during the quarter met or exceeded expectations, and earnings estimates were revised up going forward. Furthermore, the low-interest-rate environment and declining yields on bond investments drew more attention to equities, as investors sought higher returns. The case for owning equities was additionally strengthened by a $350 billion US tax cut and an accommodative Federal Reserve Board. Finally, while the journey to freedom and democracy in Iraq was by no means at an end, the conclusion of major military operations toward the end of April provided the equity markets with a degree of geopolitical stability not seen in the last two years.

The S&P 500 index continued its advance during the second half of 2003, increasing 2.65% in the third quarter and a strong 12.18% in the fourth quarter, as improving fundamentals provided an attractive backdrop for equity market performance. The US economy exhibited signs of growth, as evidenced by the continual upward revisions to GDP. Investment by corporate America also began picking up in earnest. Business spending increased sharply from single digits to mid-teen levels, with particularly significant increases in technology spending. The US equity markets were further supported during the second half of the year by robust corporate earnings.

For the annual period overall, large-cap stocks, as measured by the S&P 500 index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index and the Russell 2000 Index, respectively.5,6 Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks, with annual returns separated by approximately 6%, as measured by the S&P 500 Barra Value Index versus the S&P 500 Barra Growth Index.7,8

5 The S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-size US companies.
6 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
7 The S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
8 The S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

Q: Which sectors and stocks within the S&P 500 index were the best and worst performers?

A: For the 12 months ended December 31, 2003, sector performance within the S&P 500 index was positive across the board. Based on total returns alone, information technology, materials and consumer discretionary were the best-performing sectors. Taking both weightings and total returns into consideration, information technology and financials made the greatest contributions to the index's annual returns. The financials sector continued to be the largest weight within the S&P 500 index through the period, accounting at December 31, 2003, for 20.6% of the index's market capitalization. The only sector to generate single-digit returns for the year was telecommunications services.

The best annual total returns among the S&P 500 index stocks came from Avaya, Inc., Williams Companies, Inc. and Dynegy, Inc. The worst-performing individual stocks based on total return were Mirant Corp. and Winn-Dixie Stores, Inc.

Q: What were the major changes to the S&P 500 index during the annual period?

A: The index changes from time to time as companies merge, divest units, face financial difficulties or add to their market capitalization. Standard & Poor's may also occasionally adjust the index to better reflect the companies that it believes are most representative of the makeup of our economy. In all, there were just nine additions to and deletions from the S&P 500 index for the year, as compared with 24 additions and deletions in 2002.

The additions were AutoNation, Inc., Apartment Investment & Management Co., Biogen IDEC, Inc., Express Scripts, Inc., Federated Investors, McCormick & Company, Inc., Medco Health Solutions, Inc., ProLogis and Symantec Corp. Deletions were AMR Corp., Biogen Inc., HealthSouth Corp., Household International, Inc., McDermott International, Inc., Mirant Corp., Pharmacia Corp., Quintiles Transnational Corp. and Rational Software Corp.

HealthSouth Corp. was deleted from the index on the heels of an investigation into a massive accounting scandal and allegations of fraud. The government has accused HealthSouth Corp. and a group of its former officers of deliberately overstating earnings by $2.5 billion over several years. AMR Corp., the parent company of American Airlines, was deleted from the index when it faced the threat of bankruptcy as a sluggish economy, the war in Iraq and the threat of severe acute respiratory syndrome, or SARS, took a toll on air travel. Recent labor concessions have helped AMR Corp. avoid bankruptcy.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary December 31, 2003

Asset Allocation	12/31/03	12/31/02

Common Stocks	99%	100%
Cash Equivalents	1%	-
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	12/31/03	12/31/02

Financials	21%	20%
Information Technology	18%	14%
Health Care	13%	15%
Consumer Discretionary	11%	13%
Consumer Staples	11%	10%
Industrials	11%	12%
Energy	6%	6%
Telecommunication Services	3%	4%
Materials	3%	3%
Utilities	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at December 31, 2003 (22.5% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.0%
2. Microsoft Corp. Developer of computer software	2.9%
3. ExxonMobil Corp. Explorer and producer of oil and gas	2.6%
4. Pfizer, Inc. Manufacturer of presciption pharmaceuticals and non-prescription self- medications	2.6%
5. Citigroup, Inc. Provider of diversified financial services	2.4%
6. Wal-Mart Stores, Inc. Operator of discount stores	2.2%
7. Intel Corp. Designer, manufacturer and seller of computer components and related products	2.0%
8. American International Group, Inc. Provider of insurance services	1.7%
9. Cisco Systems, Inc. Developer of computer network products	1.6%
10. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.5%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 31. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after month end. Please call 1-800-SCUDDER.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investment in the Scudder Equity 500 Index Portfolio, at value	$ 2,556,233,357
Receivable for Fund shares sold	5,484,016
Due from Advisor	193,775
Other assets	13,412
Total assets	2,561,924,560
Liabilities
Payables for Fund shares redeemed	7,312,881
Accrued expenses and payables	60,686
Total liabilities	7,373,567
Net assets, at value	$ 2,554,550,993
Net Assets
Net assets consist of: Undistributed net investment income	453,438
Net unrealized appreciation (depreciation) on investments	1,042,908,712
Accumulated net realized gain (loss)	(139,447,743)
Paid-in capital	1,650,636,586
Net assets, at value	$ 2,554,550,993
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($572,895,828 / 4,585,876 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 124.93
Premier Class Net Asset Value, offering and redemption price per share ($1,981,655,165 / 15,699,976 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 126.22

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income and expenses allocated from Scudder Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $3,960)	$ 38,166,343
Interest	18,703
Expenses(a)	(1,080,182)
Net investment income (loss) allocated from Scudder Equity 500 Index Portfolio	37,104,864
Expenses: Administrator service fee	1,864,797
Audit fees	40,407
Legal fees	13,714
Trustees' fees and expenses	4,292
Registration fees	45,397
Other	55,362
Total expenses, before expense reductions	2,023,969
Expense reductions	(478,656)
Total expenses, after expense reductions	1,545,313
Net investment income (loss)	35,559,551
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(47,163,629)
Net unrealized appreciation (depreciation) during the period on investments	602,321,299
Net gain (loss) on investment transactions	555,157,670
Net increase (decrease) in net assets resulting from operations	$ 590,717,221

a For the year ended December 31, 2003, the Scudder Equity 500 Index Portfolio waived fees in the amount of $122,596, which was allocated to the feeder funds on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2003	2002(a)
Operations: Net investment income (loss)	$ 35,559,551	$ 20,660,308
Net realized gain (loss) on investment transactions	(47,163,629)	(174,134,092)
Net unrealized appreciation (depreciation) on investment transactions during the period	602,321,299	(196,926,844)
Net increase (decrease) in net assets resulting from operations	590,717,221	(350,400,628)
Distributions to shareholders from: Net investment income: Investment Class	(5,633,034)	-
Premier Class	(29,681,805)	(20,810,813)
Fund share transactions: Proceeds from shares sold	853,796,964	881,881,499
Subscriptions in-kind	193,116,766	79,675,476
Reinvestment of distributions	34,420,798	19,242,498
Redemptions in-kind	(328,829,001)	-
Cost of shares redeemed	(611,473,409)	(663,593,154)
Net assets acquired in tax-free reorganization	463,978,392	-
Net increase (decrease) in net assets from Fund share transactions	605,010,510	317,206,319
Increase (decrease) in net assets	1,160,412,892	(54,005,122)
Net assets at beginning of period	1,394,138,101	1,448,143,223
Net assets at end of period (includes undistributed net investment income of $453,438 and $474,765, respectively)	$ 2,554,550,993	$ 1,394,138,101

a Information shown in year ended December 31, 2002 only includes the Premier Class. Prior to May 19, 2003 the Investment Class was not part of this Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Investment Class
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 106.22
Income (loss) from investment operations: Net investment income (loss)[b]	1.07
Net realized and unrealized gain (loss) on investment transactions	18.89
Total from investment operations	19.96
Less distributions from: Net investment income	(1.25)
Net asset value, end of period	$ 124.93
Total Return (%)[c]	18.88**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	573
Ratio of expenses before expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.36*
Ratio of expenses after expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.25*
Ratio of net investment income (loss) (%)	1.52*
[a] For the period from May 19, 2003 (commencement of operations of Investment Class shares) to December 31, 2003. (See Note C.)
[b] Based on average shares outstanding during period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

The accompanying notes are an integral part of the financial statements.

Premier Class
Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 99.84	$ 130.19	$ 151.92	$ 184.50	$ 156.72
Income (loss) from investment operations:
Net investment income (loss)	1.85[b]	1.71[b]	1.79	2.03	2.26
Net realized and unrealized gain (loss) on investment transactions	26.33	(30.42)	(20.07)	(18.33)	29.93
Total from investment operations	28.18	(28.71)	(18.28)	(16.30)	32.19
Less distributions from: Net investment income	(1.80)	(1.64)	(1.90)	(2.07)	(2.22)
In excess of net realized gain	-	-	-	-	(2.19)
Net realized gains on investment transactions	-	-	(1.55)	(14.21)	-
Total distributions	(1.80)	(1.64)	(3.45)	(16.28)	(4.41)
Net asset value, end of period	$ 126.22	$ 99.84	$ 130.19	$ 151.92	$ 184.50
Total Return (%)[c]	28.45	(22.12)	(12.04)	(9.22)	20.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,982	1,394	1,448	2,213	2,991
Ratio of expenses before expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.11	.11	.11	.12	.13
Ratio of expenses after expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.10	.10	.10	.10[a]	.10
Ratio of net investment income (loss) (%)	1.69	1.52	1.25	1.14	1.31
[a] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to .05% of the portfolio's average daily net assets.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

A. Significant Accounting Policies

Equity 500 Index Fund ("Scudder Equity 500 Index Fund" or the "Fund"), is a diversified series of the Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information. On December 31, 2003, the Fund owned approximately 78% of the Scudder Equity 500 Index Portfolio.

The Fund offers two classes of shares: Premier Class and Investment Class. On May 19, 2003, the existing shares of the Fund were designated as Premier Class. In addition, all of the net assets acquired from the merger with Scudder Equity 500 Index Fund-Investment (see Note C) were designated as Investment Class. Premier Class and Investment Class shares are not subject to initial or contingent deferred sales charges. Premier shares are offered to a limited group of investors and have lower ongoing expenses than the Investment Class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statement included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $131,109,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($9,016,000), December 31, 2010 ($68,380,000) and December 31, 2011 ($53,713,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Fund incurred approximately $7,682,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 453,438
Capital loss carryforwards	$ (131,109,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended December 31,
	2003	2002
Distributions from ordinary income*	$ 35,314,839	$ 20,810,813

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the year ended December 31, 2003, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each class to the extent necessary to maintain the annualized expenses to 0.10% for the Premier Class and to 0.25% for the Investment Class, including expenses of the Portfolio.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.30% for the Investment Class and of 0.05% for the Premier Class based on each classes' average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Amount Waived	Unpaid at December 31, 2003	Effective Rate
Investment Class	$ 951,692	$ 339,887	$ -	.19%
Premier Class	913,105	138,769	-	.04%
	$ 1,864,797	$ 478,656	$ -

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Acquisition of Assets

On May 19, 2003, the Fund acquired all the net assets of Scudder Equity 500 Index Fund-Investment (the "Acquired Fund") pursuant to a plan of reorganization approved by the shareholders on April 14, 2003. The acquisition was accomplished by a tax-free exchange of 4,367,934 shares of the Investment Class of the Fund for the 4,367,934 outstanding shares of the Acquired Fund on May 19, 2003. The Acquired Fund's net assets at that date ($463,978,392), including $220,645,168 of unrealized appreciation, were combined with those of the the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,938,058,615. The combined net assets of the Fund immediately following the acquisition were $2,402,037,007.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class*	981,589	$ 112,826,505	-	$ -
Premier Class	7,123,099	740,970,459	8,077,564	881,881,499
		$ 853,796,964		$ 881,881,499
Subscriptions in-kind
Premier Class	1,970,378	$ 193,116,766	706,844	$ 79,675,476
Shares issued in tax-free reorganization
Investment Class	4,367,934	$ 463,978,392	-	$ -
Shares issued to shareholders in reinvestment of distributions
Investment Class*	53,474	$ 6,146,058	-	$ -
Premier Class	249,865	28,274,740	181,876	19,242,498
		$ 34,420,798		$ 19,242,498
Shares redeemed
Investment Class*	(817,121)	$ (92,570,166)	-	$ -
Premier Class	(4,671,949)	(518,903,243)	(6,125,921)	(663,593,154)
		$ (611,473,409)		$ (663,593,154)
Redemptions in-kind
Premier Class	(2,935,284)	$ (328,829,001)	-	$ -
Net increase (decrease)
Investment Class*	4,585,876	$ 490,380,789	-	$ -
Premier Class	1,736,109	114,629,721	2,840,363	317,206,319
		$ 605,010,510		$ 317,206,319

* For the period from May 19, 2003 (commencement of sales of Investment Class shares) to December 31, 2003.

Report of Independent Auditors

To the Trustees of Scudder Institutional Funds (formerly BT Institutional Funds) and Shareholders of Equity 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Fund (hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts February 27, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended December 31, 2003 qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $38,000,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account please call 1-800-294-4366.

Trustees and Officers

The following individuals hold the same position with the Fund and the Scudder Equity 500 Index Portfolio.

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 1999 for the Fund and since 1991 for the Scudder Equity 500 Index Portfolio	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 1990 for the Fund and since 1999 for the Scudder Equity 500 Index Portfolio	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Trustee since 1999 for the Fund and since 1991 for the Scudder Equity 500 Index Portfolio	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 1999	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Institutional Funds of which this fund is a series and Scudder Equity 500 Index Portfolio.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

(The following financial statements of the Scudder Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of December 31, 2003

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 11.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.	21,202	453,299
Dana Corp.	44,381	814,391
Delphi Corp.	171,246	1,748,422
Goodyear Tire & Rubber Co.	54,996	432,268
Johnson Controls, Inc.	28,532	3,313,136
Visteon Corp.	35,631	370,919
		7,132,435
Automobiles 0.7%
Ford Motor Co.	576,185	9,218,960
General Motors Corp.	176,371	9,418,211
Harley-Davidson, Inc.	96,251	4,574,810
		23,211,981
Distributors 0.1%
Genuine Parts Co.	53,278	1,768,830
Hotel Restaurants & Leisure 1.3%
Carnival Corp.	196,197	7,794,907
Darden Restaurants, Inc.	52,580	1,106,283
Harrah's Entertainment, Inc.	34,718	1,727,915
Hilton Hotels Corp.	117,639	2,015,156
International Game Technology	106,264	3,793,625
Marriott International, Inc. "A"	73,432	3,392,558
McDonald's Corp.	399,556	9,920,976
Starbucks Corp.*	124,254	4,107,837
Starwood Hotels & Resorts Worldwide, Inc.	62,612	2,252,154
Wendy's International, Inc.	35,480	1,392,235
YUM! Brands, Inc.*	91,291	3,140,410
		40,644,056
Household Durables 0.5%
American Greetings Corp. "A"*	20,240	442,649
Black & Decker Corp.	24,252	1,196,109
Centex Corp.	19,252	2,072,478
Fortune Brands, Inc.	45,654	3,263,804
KB HOME	14,636	1,061,403
Leggett & Platt, Inc.	59,966	1,297,065
Maytag Corp.	24,139	672,271
Newell Rubbermaid, Inc.	87,050	1,982,128
Pulte Homes, Inc.	19,039	1,782,431
Snap-On, Inc.	18,232	587,800
The Stanley Works	26,653	1,009,349
Tupperware Corp.	18,042	312,848
Whirlpool Corp.	21,434	1,557,180
		17,237,515
Internet & Catalog Retail 0.4%
eBay, Inc.*	202,016	13,048,213
Leisure Equipment & Products 0.2%
Brunswick Corp.	27,830	885,829
Eastman Kodak Co.	93,031	2,388,106
Hasbro, Inc.	54,602	1,161,930
Mattel, Inc.	136,714	2,634,479
		7,070,344
Media 4.1%
Clear Channel Communications, Inc.	196,463	9,200,362
Comcast Corp. "A"*	705,027	23,174,238
Dow Jones & Co., Inc.	25,522	1,272,272
Gannett Co., Inc.	84,169	7,504,508
Interpublic Group of Companies, Inc.*	121,995	1,903,122
Knight-Ridder, Inc.	25,182	1,948,331
McGraw-Hill, Inc.	59,637	4,169,819
Meredith Corp.	15,438	753,529
New York Times Co. "A"	46,773	2,235,282
Omnicom Group, Inc.	59,068	5,158,408
Time Warner, Inc.*	1,413,512	25,429,081
Tribune Co.	96,397	4,974,085
Univision Communications, Inc. "A"*	102,597	4,072,075
Viacom, Inc. "B"	553,309	24,555,853
Walt Disney Co.	649,840	15,160,767
		131,511,732
Multiline Retail 1.0%
Big Lots, Inc.*	36,396	517,187
Dillard's, Inc. "A"	24,868	409,327
Dollar General Corp.	104,136	2,185,815
Family Dollar Stores, Inc.	53,672	1,925,751
Federated Department Stores, Inc.	58,010	2,734,011
J.C. Penny Co., Inc.	84,975	2,233,143
Kohl's Corp.*	105,438	4,738,384
Nordstrom, Inc.	42,666	1,463,444
Sears, Roebuck & Co.	79,236	3,604,446
Target Corp.	290,691	11,162,535
The May Department Stores Co.	90,219	2,622,666
		33,596,709
Specialty Retail 2.4%
AutoNation, Inc.*	87,800	1,612,886
AutoZone, Inc.*	27,908	2,378,041
Bed Bath & Beyond, Inc.*	92,266	3,999,731
Best Buy Co., Inc.	100,548	5,252,628
Circuit City Stores, Inc.	64,733	655,745
Home Depot, Inc.	722,499	25,641,489
Limited Brands	163,111	2,940,891
Lowe's Companies, Inc.	248,887	13,785,851
Office Depot, Inc.*	96,459	1,611,830
RadioShack Corp.	51,795	1,589,071
Sherwin-Williams Co.	45,605	1,584,318
Staples, Inc.*	152,982	4,176,409
The Gap, Inc.	278,958	6,474,615
Tiffany & Co.	45,316	2,048,283
TJX Companies, Inc.	159,599	3,519,158
Toys "R" Us, Inc.*	66,561	841,331
		78,112,277
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	39,660	1,397,222
Liz Claiborne, Inc.	33,806	1,198,761
NIKE, Inc. "B"	82,308	5,634,806
Reebok International Ltd.	18,671	734,144
VF Corp.	33,640	1,454,593
		10,419,526
Consumer Staples 10.9%
Beverages 2.6%
Adolph Coors Co. "B"	11,402	639,652
Anheuser-Busch Companies, Inc.	257,980	13,590,386
Brown-Forman Corp. "B"	18,839	1,760,505
Coca-Cola Co.	777,435	39,454,826
Coca-Cola Enterprises, Inc.	141,024	3,084,195
Pepsi Bottling Group, Inc.	83,462	2,018,111
PepsiCo, Inc.	547,550	25,526,781
		86,074,456
Food & Drug Retailing 3.5%
Albertsons, Inc.	114,389	2,590,911
Costco Wholesale Corp.*	142,733	5,306,813
CVS Corp.	128,259	4,632,715
Kroger Co.*	234,163	4,334,357
Safeway, Inc.*	137,507	3,012,778
Supervalu, Inc.	41,702	1,192,260
Sysco Corp.	202,490	7,538,703
Wal-Mart Stores, Inc.	1,359,054	72,097,815
Walgreen Co.	326,378	11,873,632
Winn-Dixie Stores, Inc.	43,836	436,168
		113,016,152
Food Products 1.2%
Archer-Daniels-Midland Co.	200,953	3,058,505
Campbell Soup Co.	127,909	3,427,961
ConAgra Foods, Inc.	167,352	4,416,419
General Mills, Inc.	116,150	5,261,595
H.J. Heinz Co.	109,554	3,991,052
Hershey Foods Corp.	40,730	3,135,803
Kellogg Co.	126,934	4,833,647
McCormick & Co, Inc.	43,500	1,309,350
Sara Lee Corp.	242,139	5,256,838
William Wrigley Jr. Co.	70,182	3,944,930
		38,636,100
Household Products 1.9%
Clorox Co.	68,032	3,303,634
Colgate-Palmolive Co.	172,068	8,612,003
Kimberly-Clark Corp.	158,507	9,366,178
Procter & Gamble Co.	404,394	40,390,873
		61,672,688
Personal Products 0.5%
Alberto-Culver Co. "B"	18,258	1,151,715
Avon Products, Inc.	73,235	4,942,630
Gillette Co.	318,906	11,713,417
		17,807,762
Tobacco 1.2%
Altria Group, Inc.	641,252	34,896,934
R.J. Reynolds Tobacco Holdings, Inc.	26,445	1,537,777
UST, Inc.	52,151	1,861,269
		38,295,980
Energy 5.8%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	104,573	3,363,068
BJ Services Co.*	49,514	1,777,552
Halliburton Co.	136,260	3,542,760
Nabors Industries Ltd.*	45,319	1,880,738
Noble Corp.*	41,524	1,485,729
Rowan Companies, Inc.*	29,539	684,419
Schlumberger Ltd.	181,672	9,941,092
Transocean, Inc.*	100,000	2,401,000
		25,076,358
Oil & Gas 5.0%
Amerada Hess Corp.	28,255	1,502,318
Anadarko Petroleum Corp.	77,634	3,960,110
Apache Corp.	50,337	4,082,331
Ashland, Inc.	21,304	938,654
Burlington Resources, Inc.	62,706	3,472,658
ChevronTexaco Corp.	333,233	28,787,999
ConocoPhillips	217,745	14,277,540
Devon Energy Corp.	71,952	4,119,972
EOG Resources, Inc.	36,000	1,662,120
ExxonMobil Corp.	2,075,668	85,102,388
Kerr-McGee Corp.	31,694	1,473,454
Marathon Oil Corp.	97,031	3,210,756
Occidental Petroleum Corp.	118,231	4,994,077
Sunoco, Inc.	24,186	1,237,114
Unocal Corp.	80,630	2,969,603
		161,791,094
Financials 20.5%
Banks 7.3%
AmSouth Bancorp.	108,599	2,660,675
Bank of America Corp.	466,646	37,532,338
Bank of New York Co., Inc.	248,931	8,244,595
Bank One Corp.	360,842	16,450,787
BB&T Corp.	169,918	6,565,632
Charter One Financial, Inc.	69,562	2,403,367
Comerica, Inc.	54,757	3,069,677
Fifth Third Bancorp.	183,291	10,832,498
First Tennessee National Corp.	40,691	1,794,473
FleetBoston Financial Corp.	329,508	14,383,024
Golden West Financial Corp.	47,728	4,925,052
Huntington Bancshares, Inc.	73,196	1,646,910
KeyCorp.	131,183	3,846,286
Marshall & Ilsley Corp.	70,155	2,683,429
Mellon Financial Corp.	136,401	4,379,836
National City Corp.*	190,923	6,479,927
North Fork Bancorp., Inc.	48,232	1,951,949
Northern Trust Corp.	65,105	3,022,174
PNC Financial Services Group	88,461	4,841,471
Regions Financial Corp.	68,684	2,555,045
SouthTrust Corp.	106,920	3,499,492
SunTrust Banks, Inc.	90,892	6,498,778
Synovus Financial Corp.	96,121	2,779,819
Union Planters Corp.	61,315	1,930,809
US Bancorp.	602,615	17,945,875
Wachovia Corp.	424,067	19,757,282
Washington Mutual, Inc.	282,461	11,332,335
Wells Fargo & Co.	531,378	31,292,850
Zions Bancorp.	29,056	1,782,004
		237,088,389
Capital Markets 0.7%
Merrill Lynch & Co., Inc.	291,404	17,090,845
State Street Corp.	104,134	5,423,299
		22,514,144
Consumer Finance 0.6%
American Express Co.	408,843	19,718,498
Diversified Financial Services 6.9%
Bear Stearns Companies, Inc.	31,108	2,487,085
Capital One Finance Corp.	70,258	4,306,113
Charles Schwab Corp.	422,097	4,997,628
Citigroup, Inc.	1,614,360	78,361,034
Countrywide Financial Corp.	56,648	4,296,751
Fannie Mae	307,228	23,060,534
Federated Investors, Inc. "B"	33,800	992,368
Franklin Resources, Inc.	82,171	4,277,822
Freddie Mac	217,031	12,657,248
Goldman Sachs Group, Inc.	150,269	14,836,058
J.P. Morgan Chase & Co.	636,536	23,379,967
Janus Capital Group, Inc.	74,579	1,223,841
Lehman Brothers Holdings, Inc.	85,722	6,619,453
MBNA Corp.	398,705	9,907,819
Moody's Corp.	46,500	2,815,575
Morgan Stanley	338,964	19,615,847
Principal Financial Group, Inc.	100,819	3,334,084
Providian Financial Corp.*	88,489	1,030,012
SLM Corp.	140,765	5,304,025
T. Rowe Price Group, Inc.	42,376	2,009,046
		225,512,310
Insurance 4.6%
ACE Ltd.	87,128	3,608,842
AFLAC, Inc.	160,144	5,794,010
Allstate Corp.	221,370	9,523,337
AMBAC Financial Group, Inc.	33,634	2,333,863
American International Group, Inc.	817,648	54,193,710
Aon Corp.	97,187	2,326,657
Chubb Corp.	56,879	3,873,460
Cincinnati Financial Corp.	48,480	2,030,342
Hartford Financial Services Group, Inc.	91,746	5,415,766
Jefferson-Pilot Corp.	44,088	2,233,057
John Hancock Financial Services, Inc.	89,765	3,366,188
Lincoln National Corp.	55,078	2,223,499
Loews Corp.	58,362	2,886,001
Marsh & McLennan Companies, Inc.	171,132	8,195,512
MBIA, Inc.	46,646	2,762,843
MetLife, Inc.	236,911	7,976,793
MGIC Investment Corp.	31,463	1,791,503
Progressive Corp.	68,747	5,746,562
Prudential Financial, Inc.	175,916	7,348,011
Safeco Corp.	44,089	1,716,385
St. Paul Companies, Inc.	71,785	2,846,275
Torchmark Corp.	35,610	1,621,679
Travelers Property Casualty Corp. "B"	312,392	5,301,292
UnumProvident Corp.	92,194	1,453,899
XL Capital Ltd. "A"	43,732	3,391,417
		149,960,903
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	32,300	1,114,350
Equity Office Properties Trust (REIT)	126,011	3,610,215
Equity Residential (REIT)	83,060	2,451,101
Plum Creek Timber Co., Inc. (REIT)	57,524	1,751,606
ProLogis (REIT)	55,800	1,790,622
Simon Property Group, Inc. (REIT)	58,934	2,731,001
		13,448,895
Health Care 13.2%
Biotechnology 1.1%
Amgen, Inc.*	406,924	25,147,903
Biogen Idec, Inc.*	102,271	3,761,527
Chiron Corp.*	58,327	3,324,056
Genzyme Corp. (General Division)*	69,440	3,426,170
MedImmune, Inc.*	78,237	1,987,220
		37,646,876
Health Care Equipment & Supplies 2.0%
Applera Corp. - Applied Biosystems Group	65,235	1,351,017
Bausch & Lomb, Inc.	16,601	861,592
Baxter International, Inc.	196,198	5,987,963
Becton, Dickinson and Co.	79,092	3,253,845
Biomet, Inc.	84,375	3,072,094
Boston Scientific Corp.*	256,506	9,429,160
C.R. Bard, Inc.	16,147	1,311,944
Guidant Corp.	95,882	5,772,096
Medtronic, Inc.	384,099	18,671,052
Millipore Corp.*	15,181	653,542
St. Jude Medical, Inc.*	53,563	3,286,090
Stryker Corp.	62,074	5,276,911
Zimmer Holdings, Inc.*	75,908	5,343,923
		64,271,229
Health Care Providers & Services 1.8%
Aetna, Inc.	47,949	3,240,394
AmerisourceBergen Corp.	34,524	1,938,523
Anthem, Inc.*	43,142	3,235,650
Cardinal Health, Inc.	135,968	8,315,803
CIGNA Corp.	43,525	2,502,688
Express Scripts, Inc. "A"*	24,500	1,627,535
HCA, Inc.	160,685	6,903,028
Health Management Associates, Inc. "A"	74,733	1,793,592
Humana, Inc.*	50,351	1,150,520
IMS Health, Inc.	74,506	1,852,219
Manor Care, Inc.	27,809	961,357
McKesson Corp.	90,215	2,901,314
Medco Health Solutions, Inc.*	84,288	2,864,949
Quest Diagnostics, Inc.	32,751	2,394,426
Tenet Healthcare Corp.*	144,548	2,319,995
UnitedHealth Group, Inc.	185,012	10,763,998
WellPoint Health Networks, Inc.*	45,366	4,400,048
		59,166,039
Pharmaceuticals 8.3%
Abbott Laboratories	488,822	22,779,105
Allergan, Inc.	40,639	3,121,482
Bristol-Myers Squibb Co.	615,336	17,598,610
Eli Lilly & Co.	354,747	24,949,356
Forest Laboratories, Inc.*	115,281	7,124,366
Johnson & Johnson	926,601	47,868,208
King Pharmaceuticals, Inc.*	73,375	1,119,702
Merck & Co., Inc.	699,806	32,331,037
Pfizer, Inc.	2,396,493	84,668,098
Schering-Plough Corp.	463,352	8,057,691
Watson Pharmaceuticals, Inc.*	33,607	1,545,922
Wyeth	421,509	17,893,057
		269,056,634
Industrials 10.8%
Aerospace & Defense 1.8%
Boeing Co.	263,820	11,117,375
General Dynamics Corp.	61,430	5,552,658
Goodrich Corp.	36,238	1,075,906
Honeywell International, Inc.	270,268	9,035,059
Lockheed Martin Corp.	141,926	7,294,996
Northrop Grumman Corp.	57,025	5,451,590
Raytheon Co.	127,823	3,839,803
Rockwell Collins, Inc.	55,244	1,658,977
United Technologies Corp.	146,820	13,914,132
		58,940,496
Air Freight & Logistics 1.0%
FedEx Corp.	93,001	6,277,567
Ryder System, Inc.	19,790	675,829
United Parcel Service, Inc. "B"	353,870	26,381,008
		33,334,404
Airlines 0.1%
Delta Air Lines, Inc.	39,218	463,164
Southwest Airlines Co.	242,491	3,913,805
		4,376,969
Building Products 0.2%
American Standard Companies, Inc.*	22,484	2,264,139
Masco Corp.	146,505	4,015,702
		6,279,841
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	100,546	1,395,578
Apollo Group, Inc. "A"*	54,783	3,725,244
Avery Dennison Corp.	34,431	1,928,825
Cendant Corp.*	328,673	7,319,548
Cintas Corp.	53,166	2,665,212
Deluxe Corp.	16,752	692,360
Equifax Inc	43,709	1,070,870
H&R Block, Inc.	55,691	3,083,611
Monster Worldwide, Inc.*	34,989	768,358
Pitney Bowes, Inc.	72,885	2,960,589
R.R. Donnelley & Sons Co.	41,521	1,251,858
Robert Half International, Inc.*	53,075	1,238,770
Waste Management, Inc.	184,740	5,468,304
		33,569,127
Construction & Engineering 0.0%
Fluor Corp.	25,404	1,007,015
Electrical Equipment 0.5%
American Power Conversion Corp.	61,497	1,503,602
Cooper Industries, Inc. "A"	28,701	1,662,649
Emerson Electric Co.	131,170	8,493,257
Power-One, Inc.*	26,827	290,536
Rockwell Automation, Inc.	57,556	2,048,994
Thomas & Betts Corp.*	18,249	417,720
		14,416,758
Industrial Conglomerates 4.2%
3M Co.	244,066	20,752,932
General Electric Co.	3,153,165	97,685,052
Textron, Inc.	42,527	2,426,591
Tyco International Ltd.	623,929	16,534,118
		137,398,693
Machinery 1.4%
Caterpillar, Inc.	107,334	8,910,869
Crane Co.	18,509	568,967
Cummins, Inc.*	12,923	632,452
Danaher Corp.	48,461	4,446,297
Deere & Co.	78,696	5,119,175
Dover Corp.	64,059	2,546,345
Eaton Corp.	23,177	2,502,652
Illinois Tool Works, Inc.	99,371	8,338,220
Ingersoll-Rand Co. "A"	52,827	3,585,897
ITT Industries, Inc.	28,846	2,140,662
Navistar International Corp.*	21,771	1,042,613
PACCAR, Inc.	37,190	3,165,613
Pall Corp.	38,410	1,030,540
Parker-Hannifin Corp.	36,868	2,193,646
		46,223,948
Road & Rail 0.5%
Burlington Northn Santa Fe Corp.	116,086	3,755,382
CSX Corp.	66,726	2,398,132
Norfolk Southn Corp.	121,644	2,876,881
Union Pacific Corp.	79,365	5,514,280
		14,544,675
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	28,662	1,358,292
Information Technology 17.6%
Communications Equipment 2.9%
ADC Telecommunications, Inc.*	283,824	842,957
Andrew Corp.*	47,767	549,798
Avaya, Inc.*	129,855	1,680,324
CIENA Corp.*	145,489	966,047
Cisco Systems, Inc.*	2,167,864	52,657,416
Comverse Technologies, Inc.*	59,005	1,037,898
Corning, Inc.*	424,090	4,423,259
JDS Uniphase Corp.*	442,919	1,616,654
Lucent Technologies, Inc.*	1,329,395	3,775,482
Motorola, Inc.	729,396	10,262,602
QUALCOMM, Inc.	248,627	13,408,454
Scientific-Atlanta, Inc.	46,517	1,269,914
Tellabs, Inc.*	129,230	1,089,409
		93,580,214
Computers & Peripherals 3.8%
Apple Computer, Inc.*	112,939	2,413,506
Dell, Inc.*	811,447	27,556,740
EMC Corp.*	754,662	9,750,233
Gateway, Inc.	84,125	386,975
Hewlett-Packard Co.	965,136	22,169,174
International Business Machines Corp.	542,184	50,249,613
Lexmark International, Inc.*	39,957	3,142,219
NCR Corp.*	29,549	1,146,501
Network Appliance, Inc.*	106,509	2,186,630
Sun Microsystems, Inc.*	1,006,465	4,519,028
		123,520,619
Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc.*	148,941	4,355,035
Jabil Circuit, Inc.*	61,975	1,753,892
Molex, Inc.	59,586	2,078,955
PerkinElmer, Inc.	39,763	678,754
Sanmina-SCI Corp.*	159,238	2,007,991
Solectron Corp.*	259,027	1,530,850
Symbol Technologies, Inc.	71,819	1,213,023
Tektronix, Inc.	26,710	844,036
Thermo Electron Corp.*	50,528	1,273,306
Waters Corp.*	38,305	1,270,194
		17,006,036
Internet Software & Services 0.3%
Yahoo!, Inc.*	206,911	9,346,170
IT Consulting & Services 1.2%
Automatic Data Processing, Inc.	186,337	7,380,809
Computer Sciences Corp.*	58,332	2,580,024
Concord EFS, Inc.*	151,571	2,249,314
Convergys Corp.*	44,540	777,668
Electronic Data Systems Corp.	149,419	3,666,742
First Data Corp.	230,726	9,480,531
Fiserv, Inc.*	60,350	2,384,429
Paychex, Inc.	121,767	4,529,733
Sabre Holdings Corp.	46,346	1,000,610
SunGard Data Systems, Inc.*	88,908	2,463,641
Unisys Corp.*	98,784	1,466,942
		37,980,443
Office Electronics 0.1%
Xerox Corp.*	245,456	3,387,293
Semiconductor & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc.*	107,697	1,604,685
Altera Corp.*	119,843	2,720,436
Analog Devices, Inc.	114,068	5,207,204
Applied Materials, Inc.*	525,935	11,807,241
Applied Micro Circuits Corp.*	97,583	583,546
Broadcom Corp. "A"*	95,480	3,254,913
Intel Corp.	2,051,282	66,051,281
KLA-Tencor Corp.*	59,585	3,495,852
Linear Technology Corp.	97,906	4,118,906
LSI Logic Corp.*	116,955	1,037,391
Maxim Integrated Products, Inc.	101,543	5,056,841
Micron Technology, Inc.*	189,849	2,557,266
National Semiconductor Corp.*	56,933	2,243,730
Novellus Systems, Inc.*	46,682	1,962,978
NVIDIA Corp.*	49,499	1,150,852
PMC-Sierra, Inc.*	52,602	1,059,930
QLogic Corp.*	29,200	1,506,720
Teradyne, Inc.*	57,658	1,467,396
Texas Instruments, Inc.	548,148	16,104,588
Xilinx, Inc.*	106,713	4,134,062
		137,125,818
Software 4.6%
Adobe Systems, Inc.	73,252	2,878,803
Autodesk, Inc.	33,124	814,188
BMC Software, Inc.*	75,769	1,413,092
Citrix Systems, Inc.*	50,914	1,079,886
Computer Associates International, Inc.	184,415	5,041,906
Compuware Corp.*	132,521	800,427
Electronic Arts, Inc.*	91,506	4,372,157
Intuit, Inc.*	64,733	3,425,023
Mercury Interactive Corp.*	27,579	1,341,442
Microsoft Corp.	3,396,485	93,539,197
Novell, Inc.*	110,082	1,158,062
Oracle Corp.*	1,653,429	21,825,263
Parametric Technology Corp.*	70,403	277,388
PeopleSoft, Inc.*	117,736	2,684,381
Siebel Systems, Inc.*	155,133	2,151,695
Symantec Corp.*	93,320	3,233,538
VERITAS Software Corp.*	134,868	5,011,695
		151,048,143
Materials 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	70,890	3,745,119
Dow Chemical Co.	286,291	11,901,117
E.I. du Pont de Nemours & Co.	317,752	14,581,639
Eastman Chemical Co.	24,186	956,073
Ecolab, Inc.	81,042	2,218,119
Engelhard Corp.	39,261	1,175,867
Great Lakes Chemical Corp.	15,771	428,813
Hercules, Inc.*	34,630	422,486
International Flavors & Fragrances, Inc.	29,216	1,020,223
Monsanto Co.	81,692	2,351,096
PPG Industries, Inc.	52,962	3,390,627
Praxair, Inc.	101,628	3,882,190
Rohm & Haas Co.	69,389	2,963,604
Sigma-Aldrich Corp.	22,134	1,265,622
		50,302,595
Construction Materials 0.0%
Vulcan Materials Co.	31,631	1,504,687
Containers & Packaging 0.2%
Ball Corp.	17,812	1,061,061
Bemis Co., Inc.	16,515	825,750
Pactiv Corp.*	49,549	1,184,221
Sealed Air Corp.*	26,436	1,431,245
Temple-Inland, Inc.	16,831	1,054,799
		5,557,076
Metals & Mining 0.8%
Alcoa, Inc.	265,551	10,090,938
Allegheny Technologies, Inc.	25,279	334,188
Freeport-McMoRan Copper & Gold, Inc. "B"	57,390	2,417,841
Newmont Mining Corp.	136,800	6,649,848
Nucor Corp.	24,409	1,366,904
Phelps Dodge Corp.*	27,737	2,110,508
United States Steel Corp.	32,192	1,127,364
Worthington Industries, Inc.	26,865	484,376
		24,581,967
Paper & Forest Products 0.5%
Boise Cascade Corp.	31,878	1,047,511
Georgia-Pacific Corp.	78,732	2,414,710
International Paper Co.	149,462	6,443,307
Louisiana-Pacific Corp.*	32,591	582,727
MeadWestvaco Corp.	62,493	1,859,167
Weyerhaeuser Co.	68,264	4,368,896
		16,716,318
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.9%
ALLTEL Corp.	101,836	4,743,521
AT&T Corp.	253,848	5,153,114
BellSouth Corp.	581,907	16,467,968
CenturyTel, Inc.	43,855	1,430,550
Citizens Communications Co. "B"*	89,105	1,106,684
Qwest Communications International, Inc.*	528,681	2,283,902
SBC Communications, Inc.	1,042,748	27,184,440
Sprint Corp. (FON Group)	279,506	4,589,489
Verizon Communications, Inc.	863,952	30,307,436
		93,267,104
Wireless Telecommunication Services 0.5%
AT&T Wireless Services, Inc.*	845,504	6,755,577
Nextel Communications, Inc. "A"*	342,625	9,614,058
Sprint Corp. (PCS Group)*	322,423	1,812,017
		18,181,652
Utilities 2.8%
Electric Utilities 2.0%
Allegheny Energy, Inc.*	36,818	469,798
Ameren Corp.	52,519	2,415,874
American Electric Power Co.	121,515	3,707,423
CenterPoint Energy, Inc.	104,168	1,009,388
CINergy Corp.	54,436	2,112,661
CMS Energy Corp.*	44,649	380,409
Consolidated Edison, Inc.	68,516	2,946,873
Dominion Resources, Inc.	105,718	6,747,980
DTE Energy Co.	53,903	2,123,778
Edison International	105,990	2,324,361
Entergy Corp.	73,709	4,210,995
Exelon Corp.	105,769	7,018,831
FirstEnergy Corp.	99,695	3,509,264
FPL Group, Inc.	56,847	3,718,931
PG&E Corp.*	131,647	3,655,837
Pinnacle West Capital Corp.	26,996	1,080,380
PPL Corp.	51,324	2,245,425
Progress Energy, Inc.	73,950	3,346,977
Southern Co.	229,988	6,957,137
TECO Energy, Inc.	61,688	888,924
TXU Corp.	103,225	2,448,497
Xcel Energy, Inc.	129,337	2,196,142
		65,515,885
Gas Utilities 0.3%
El Paso Corp.	188,398	1,542,980
KeySpan Corp.	48,175	1,772,840
Kinder Morgan, Inc.	38,359	2,267,017
NICOR, Inc.	13,637	464,204
NiSource, Inc.	80,466	1,765,424
Peoples Energy Corp.	10,557	443,816
Sempra Energy	72,190	2,170,031
		10,426,312
Multi-Utilities & Unregulated Power 0.5%
AES Corp.*	183,050	1,727,992
Calpine Corp.*	109,493	526,661
Constellation Energy Group, Inc.	52,587	2,059,307
Duke Energy Corp.	286,932	5,867,760
Dynegy, Inc. "A"	119,261	510,437
Public Service Enterprise Group, Inc.	70,873	3,104,237
Williams Companies, Inc.	160,723	1,578,300
		15,374,694
Total Common Stocks (Cost $3,163,618,662)		3,230,381,369

	Principal Amount	Value ($)

US Treasury Obligation 0.1%
US Treasury Bill, 0.893%**, 1/22/2004 (c) (Cost $2,793,530)	2,795,000	2,793,530

	Shares	Value ($)

Cash Equivalents 0.7%
Cash Management Fund Institutional, 0.93% (b) (Cost $22,316,008)	22,316,008	22,316,008
Total Investment Portfolio - 100.0% (Cost $3,188,728,200) (a)		3,255,490,907

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $3,392,691,382. At December 31, 2003, net unrealized depreciation for all securities based on tax cost was $137,200,475. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $362,019,271 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $499,219,746.
(b) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) At December 31, 2003, this security has been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
At December 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation ($)
S&P 500 Index	3/18/2004	95	25,447,625	26,376,750	929,125
Total unrealized appreciation on open futures contracts					929,125

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: In securities, at value (cost $3,166,412,192)	$ 3,233,174,899
Investment in Cash Management Fund Institutional (cost $22,316,008)	22,316,008
Total investments in securities, at value (cost $3,188,728,200)	3,255,490,907
Dividends receivable	4,356,497
Interest receivable	21,605
Receivable for daily variation margin on open futures contracts	68,875
Other assets	8,833
Total assets	3,259,946,717
Liabilities
Accrued advisory fee	196,900
Other accrued expenses and payables	52,647
Total liabilities	249,547
Net assets	$ 3,259,697,170

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Dividends (net of foreign taxes withheld of $4,948)	$ 51,626,967
Dividends from Cash Management Fund Institutional	366,582
Interest	30,114
Total income	52,023,663
Expenses: Advisory fee	1,382,031
Audit fees	49,979
Legal	19,609
Trustees' fees and expenses	75,762
Other	58,573
Total expenses, before expense reductions	1,585,954
Expense reductions	(122,596)
Total expenses, after expense reductions	1,463,358
Net investment income (loss)	50,560,305
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(83,319,922)
Futures	8,806,198
(74,513,724)
Net unrealized appreciation (depreciation) during the period on: Investments	803,147,170
Futures	997,125
804,144,295
Net gain (loss) on investment transactions	729,630,571
Net increase (decrease) in net assets resulting from operations	$ 780,190,876

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 50,560,305	$ 41,719,227
Net realized gain (loss) on investment transactions	(74,513,724)	(336,839,911)
Net unrealized appreciation (depreciation) on investment transactions during the period	804,144,295	(393,510,823)
Net increase (decrease) in net assets resulting from operations	780,190,876	(688,631,507)
Capital transactions in shares of beneficial interest: Proceeds from capital invested	657,061,132	878,391,542
Subscriptions in-kind	193,116,766	79,675,476
Redemptions in-kind	(349,053,097)	(72,979,345)
Value of capital withdrawn	(369,650,419)	(809,774,423)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	131,474,382	75,313,250
Increase (decrease) in net assets	911,665,258	(613,318,257)
Net assets at beginning of period	2,348,031,912	2,961,350,169
Net assets at end of period	$ 3,259,697,170	$ 2,348,031,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,260	2,348	2,961	7,089	8,165
Ratio of expenses before expense reductions (%)	.05	.05	.05	.06	.08
Ratio of expenses after expense reductions (%)	.05	.05	.05	.06[a]	.08
Ratio of net investment income (loss) (%)	1.74	1.56	1.29	1.18	1.35
Portfolio turnover rate (%)	8[b]	19	9[b]	28	13
Total investment return (%)[c,d]	28.50	(22.02)	-	-	-
[a] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
[b] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[c] Total investment return would have been lower had certain expenses not been reduced.
[d] Total investment return for the Portfolio was derived from the performance of the Premier Class of Scudder Equity 500 Index Fund.

Notes to Financial Statements

A. Significant Accounting Policies

The Scudder Equity 500 Index Portfolio (the "Portfolio") (formerly Equity 500 Index Portfolio) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio enters into futures for cash management purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the year ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $776,911,659 and $577,777,027, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or "the Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG. For its services as Administrator, ICCC does not receive a fee.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Effective April 25, 2003, Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the year ended December 31, 2003, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.05% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor waives its fees may vary at any time without notice to shareholders.

Accordingly, for the year ended December 31, 2003, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $122,596 and the amount imposed aggregated $1,259,435, which was equivalent to an annual effective rate of 0.04% of the Portfolio's average net assets.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the year ended December 31, 2003, totaled $366,582.

Effective May 2, 2003, State Street Bank and Trust Company is the Portfolio's custodian. Prior to May 2, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

D. Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Redemption in-kind

On March 7, 2003, the Portfolio liquidated a feeder fund's ownership by issuing securities and cash totaling $20,224,096 including unrealized depreciation which was allocated to the feeder.

Report of Independent Auditors

To the Trustees of Scudder Equity 500 Index Portfolio (formerly Equity 500 Index Portfolio) and Holders of Beneficial Interest in Scudder Equity 500 Index Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Equity 500 Index Portfolio (formerly Equity 500 Index Portfolio) (hereafter referred to as the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 27, 2004	PricewaterhouseCoopers LLP

Account Management Resources

For shareholders of Investment and Premier Classes

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Investment Class	Premier Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	811162 874	811162 601
Fund Number	815	565

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Equity 500 Index
Portfolio has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                       SCUDDER EQUITY 500 INDEX PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year     Audit Fees       Audit-Related       Tax Fees       All Other
   Ended          Billed         Fees Billed         Billed        Fees Billed
December 31      to Fund             to Fund         to Fund        to Fund
--------------------------------------------------------------------------------
2003             $45,700             $1,237          $4,000           $0
--------------------------------------------------------------------------------
2002             $28,000               $0            $4,425           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows  the  amount  of  fees  billed  by PWC to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                      All
                 Fees Billed to       Tax Fees Billed to     Other Fees Billed
Fiscal Year      Adviser and            Adviser and         to Adviser and
   Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
December 31    Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003             $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002             $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and    Total Non-Audit
                          Affiliated Fund        Fees billed
                         Service Providers       to Adviser
               Total     (engagements related    and Affiliated
              Non-Audit    directly to the       Fund Service
               Fees        operations and        Providers
               Billed     financial reporting    (all other        Total of
Fiscal Year   to Fund        of the Fund)        engagements)      (A), (B)
    Ended
 December 31     (A)            (B)                (C)               and (C)
--------------------------------------------------------------------------------
2003            $4,000          $0                 $3,967,000      $3,971,000
--------------------------------------------------------------------------------
2002            $4,425       $161,900              $17,092,950     $17,259,275
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeIM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Equity 500 Index Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------